united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 2/28/21

Item 1. Reports to Stockholders.

Anchor Risk Managed Credit Strategies Fund
Advisor Class (ATCAX)
Institutional Class (ATCSX)

Anchor Risk Managed Equity Strategies Fund
Advisor Class (ATEAX)
Institutional Class (ATESX)

Anchor Risk Managed Global Strategies Fund
Advisor Class (ATAGX)
Institutional Class (ATGSX)

Anchor Risk Managed Municipal Strategies Fund

Advisor Class (ATAMX)

Institutional Class (ATMSX)

Semi-Annual Report

February 28, 2021

1-844-594-1226

www.anchorcapitalfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Anchor Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA

Anchor Risk Managed Credit Strategies Fund
Portfolio Review (Unaudited)
February 28, 2021

The Fund’s performance figures for the periods ended February 28, 2021, compared to its benchmark:

				Since	Since
	Six	One	Five	Inception*	Inception**
	Months	Year	Years	9/29/2015	9/11/2020
Anchor Risk Managed Credit Strategies Fund - Institutional Class	1.08%	10.93%	2.66%	2.71%	N/A
Anchor Risk Managed Credit Strategies Fund - Advisor Class	N/A	N/A	N/A	N/A	2.29%
HFRX Absolute Return Index ***	3.06%	3.45%	2.19%	2.10%	3.07%

*	The Institutional Class commenced operations on September 29, 2015.

**	The Advisor Class commenced operations on September 11, 2020.

***	The HFRX Absolute Return Index is designed to be representative of the overall composition of the Hedge Fund Universe. It is comprised of all eligible hedge fund strategies including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis, multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques to ensure that each index is a pure representation of its corresponding investment focus. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or sales charges.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2021 (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Institutional Class’s average daily net assets of the Fund and 2.00% of the Advisor Class’s average daily net assets of the Fund. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s Prospectus dated December 29, 2020, the Fund’s Total Annual Operating Expense Ratio is 3.31% for Institutional Class and 3.06% for Advisor Class, respectively. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Exchange Traded Funds	82.4%
Cash & Other Assets Less Liabilities	17.6%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Risk Managed Equity Strategies Fund
Portfolio Review (Unaudited)
February 28, 2021

The Fund’s performance figures for the periods ended February 28, 2021, compared to its benchmark:

				Since	Since
	Six	One	Three	Inception	Inception
	Months	Year	Years	9/6/2016 *	4/30/2020 **
Anchor Risk Managed Equity Strategies Fund - Institutional Class	0.61%	12.55%	11.14%	12.70%	N/A
Anchor Risk Managed Equity Strategies Fund - Advisor Class	0.76%	N/A	N/A	N/A	20.05%
S&P 500 Total Return Index***	9.74%	31.29%	14.14%	15.43%	32.77%

*	The Institutional Class commenced operations on September 6, 2016.

**	The Advisor Class commenced operations on April 30, 2020.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2021 (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Institutional Class’s average daily net assets of the Fund and 2.00% of the Advisor Class’s average daily net assets of the Fund. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s Prospectus dated December 29, 2020, the Fund’s Total Annual Operating Expense Ratio is 2.33% for Institutional Class and 2.03% for Advisor Class, respectively. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Exchange Traded Funds	54.8%
Cash & Other Assets Less Liabilities	45.2%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Risk Managed Global Strategies Fund
Portfolio Review (Unaudited)
February 28, 2021

The Fund’s performance figures for the periods ended February 28, 2021 compared to its benchmark:

			Since	Since
		One	Inception	Inception
	Six Months	Year	1/15/2019 *	7/15/2020 **
Anchor Risk Managed Global Strategies Fund - Institutional Class	(0.29)%	4.25%	9.11%	N/A
Anchor Risk Managed Global Strategies Fund - Advisor Class	(0.20)%	N/A	N/A	1.70%
MSCI All Country World Index ***	13.04%	30.25%	18.67%	20.47%

*	The Institutional Class commenced operations on January 15, 2019.

**	The Advisor Class commenced operations on July 15, 2020.

***	The MSCI All Country World Index is composed of large and mid-capitalization developed and emerging market equities. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2021, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Institutional Class’s average daily net assets of the Fund and 2.00% of the Advisor Class’s average daily net assets of the Fund. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s Prospectus dated December 29, 2020, the Fund’s Total Annual Operating Expense Ratio is 3.03% for Institutional Class and 2.78% for Advisor Class, respectively. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Exchange Traded Funds	29.8%
Cash & Other Assets Less Liabilities	70.2%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Risk Managed Municipal Strategies Fund
Portfolio Review (Unaudited)
February 28, 2021

The Fund’s performance figures for the periods ended February 28, 2021, compared to its benchmark:

				Since	Since
	Six	One	Three	Inception	Inception
	Months	Year	Year	9/6/2016 *	7/15/2020 **
Anchor Risk Managed Municipal Strategies Fund - Institutional Class	2.90%	(2.71)%	3.85%	1.92%	N/A
Anchor Risk Managed Municipal Strategies Fund - Advisor Class	2.38%	N/A	N/A	N/A	2.38%
Bloomberg Barclays US Municipal Bond Index***	0.86%	1.06%	4.83%	3.15%	1.32%

*	The Institutional Class commenced operations on September 6, 2016.

**	The Advisor Class commenced operations on July 15, 2020.

***	The Bloomberg Barclays US Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. Investors cannot invest directly in an index or benchmark. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2021 (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Institutional Class’s average daily net assets of the Fund and 2.00% of the Advisor Class’s average daily net assets of the Fund. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s Prospectus dated December 29, 2020, the Fund’s Total Annual Operating Expense Ratio is 3.93% for Institutional Class and 3.68% for Advisor Class, respectively. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Closed-End Funds	71.3%
Mutual Fund	16.1%
Cash & Other Assets Less Liabilities	12.6%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Risk Managed Credit Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Value
	EXCHANGE TRADED FUNDS - 82.4%
	DEBT FUNDS - 82.4%
215,000	iShares iBoxx High Yield Corporate Bond ETF	$18,584,600
185,000	SPDR Bloomberg Barclays High Yield Bond ETF	20,009,600
	TOTAL EXCHANGE TRADED FUNDS (Cost - $38,520,975)	38,594,200

	TOTAL INVESTMENTS (Cost - $38,520,975) - 82.4%	$38,594,200
	CASH & OTHER ASSETS LESS LIABILITIES - 17.6%	8,223,054
	NET ASSETS - 100.0%	$46,817,254

ETF - Exchange Traded Fund

FUTURES CONTRACTS

Number of
Long			Notional Value at	Unrealized
Contracts	Name	Expiration	February 28, 2021	(Depreciation)
30	Nasdaq 100 E-Mini	March 2021	$7,746,600	$(84,718)

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Value
	EXCHANGE TRADED FUNDS - 54.8%
	EQUITY FUNDS - 54.8%
391,775	Invesco QQQ Trust Series 1	$123,072,199
100,000	SPDR S&P 500 ETF Trust	38,036,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $104,516,462)	161,108,199

	TOTAL INVESTMENTS (Cost - $104,516,462) - 54.8%	$161,108,199
	CASH & OTHER ASSETS LESS LIABILITIES - 45.2%	133,102,784
	NET ASSETS - 100.0%	$294,210,983

ETF - Exchange Traded Fund

FUTURES CONTRACTS

Number of Long			Notional Value at	Net Unrealized
Contracts	Name	Expiration	February 28, 2021	Appreciation (Depreciation)
100	Nasdaq 100 E-Mini	March 2021	$25,822,000	$(358,460)
400	Rusell 2000 E-Mini	March 2021	43,984,000	(1,602,875)
350	S&P 500 E-Mini	March 2021	66,661,000	1,362,315
				$(599,020)

See accompanying notes to financial statements.

Anchor Risk Managed Global Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Value
	EXCHANGE TRADED FUND - 29.8%
	EQUITY FUNDS - 29.8%
30,000	Invesco QQQ Trust Series 1	$9,424,200
	TOTAL EXCHANGE TRADED FUND (Cost - $7,022,229)

	TOTAL INVESTMENTS (Cost - $7,022,229) - 29.8%	$9,424,200
	CASH & OTHER ASSETS LESS LIABILITIES - 70.2%	22,197,366
	NET ASSETS - 100.0%	$31,621,566

FUTURES CONTRACTS

				Net Unrealized
Number of Long			Notional Value at	Appreciation
Contracts	Name	Expiration	February 28, 2021	(Depreciation)
100	MSCI EAFE Mini	March 2021	$10,820,000	$5,688
15	NASDAQ 100 E-Mini	March 2021	3,873,300	(118,337)
30	S&P 500 E-Mini	March 2021	5,713,800	189,987
				$77,338

EAFE - Europe, Australia and the Far East

See accompanying notes to financial statements.

Anchor Risk Managed Municipal Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Value
	CLOSED-END FUNDS - 71.3%
	DEBT FUNDS - 71.3%
40,138	BlackRock California Municipal Income Trust	$557,918
67,727	BlackRock MuniHoldings California Quality Fund, Inc.	1,006,423
56,377	BlackRock MuniYield California Fund, Inc.	820,285
70,600	BlackRock MuniYield California Quality Fund, Inc.	1,022,994
39,355	Invesco California Value Municipal Income Trust	506,105
124,332	Nuveen AMT-Free Municipal Credit Income Fund	2,035,315
141,950	Nuveen AMT-Free Quality Municipal Income Fund	2,058,275
71,659	Nuveen California AMT-Free Quality Municipal Income Fund	1,084,201
132,501	Nuveen California Quality Municipal Income Fund	1,930,540
98,390	Nuveen Municipal Credit Income Fund	1,570,305
101,467	Nuveen Municipal High Income Opportunity Fund	1,437,787
135,680	Nuveen Municipal Value Fund, Inc.	1,484,339
143,373	Nuveen Quality Municipal Income Fund	2,150,595
	TOTAL CLOSED-END FUNDS (Cost - $16,917,405)	17,665,082

	MUTUAL FUND - 16.1%
	DEBT FUND - 16.1%
376,518	MainStay MacKay Tax Free Bond Fund - Class I	3,976,031
	TOTAL MUTUAL FUND (Cost - $3,767,857)

	TOTAL INVESTMENTS (Cost - $20,685,262) - 87.4%	$21,641,113
	CASH & OTHER ASSETS LESS LIABILITIES - 12.6%	3,123,374
	NET ASSETS - 100.0%	$24,764,487

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2021

	Anchor Risk Managed	Anchor Risk	Anchor Risk	Anchor Risk Managed
	Credit Strategies	Managed Equity	Managed Global	Municipal Strategies
	Fund	Strategies Fund	Strategies Fund	Fund
ASSETS
Investment securities:
At cost	$38,520,975	$104,516,462	$7,022,229	$20,685,262
At value	$38,594,200	$161,108,199	$9,424,200	$21,641,113
Cash	3,818,863	113,168,303	16,029,334	2,286,124
Deposits with brokers:
Interactive Brokers LLC	3,293,896	20,804,993	2,074,211	750,000
Securities sold short - Jefferies LLC	1,381,613	219,751	4,034,270	3,135,839
Dividends and interest receivable	225	5,825	825	72,392
Receivable for Fund shares sold	79,472	535,519	36,741	95
Unrealized appreciation for future contracts	—	1,362,315	195,675	—
Prepaid expenses	16,685	43,000	11,561	13,155
TOTAL ASSETS	47,184,954	297,247,905	31,806,817	27,898,718

LIABILITIES
Payable for Fund shares redeemed	148,750	594,287	4,293	—
Investment advisory fees payable	56,748	371,651	35,039	24,825
Payable to related parties	24,395	28,203	8,729	10,677
Distribution (12b-1) fees payable	8,666	46,963	6,183	4,679
Due to broker - Jefferies LLC	33,213	—	—	—
Payable for investments purchased	—	—	—	3,077,965
Unrealized depreciation for future contracts	84,718	1,961,335	118,337	—
Accrued expenses and other liabilities	11,210	34,483	12,670	16,085
TOTAL LIABILITIES	367,700	3,036,922	185,251	3,134,231
NET ASSETS	$46,817,254	$294,210,983	$31,621,566	$24,764,487

Net Assets Consist Of:
Paid in capital	47,040,109	258,471,754	30,474,170	27,082,346
Accumulated earnings (deficits)	(222,855)	35,739,229	1,147,396	(2,317,859)
NET ASSETS	$46,817,254	$294,210,983	$31,621,566	$24,764,487

Institutional Class
Net Assets	$46,108,637	$201,891,932	$31,476,606	$24,764,477
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,415,898	15,217,490	2,839,067	2,409,337
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.44	$13.27	$11.09	$10.28

Advisor Class
Net Assets	$708,617	$92,319,051	$144,960	$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	67,872	6,945,941	13,064	1
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.44	$13.29	$11.10	$10.28	(a)

(a)	NAV does not recalculate due to rounding.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF OPERATIONS (Unaudited)
For The Six Months Ended February 28, 2021

		Anchor Risk Managed	Anchor Risk	Anchor Risk Managed
	Anchor Risk Managed	Equity Strategies	Managed Global	Municipal Strategies
	Credit Strategies Fund	Fund	Strategies Fund	Fund
INVESTMENT INCOME
Dividends	$865,727	$663,940	$36,056	$511,294
Interest	2,047	35,787	5,409	689
TOTAL INVESTMENT INCOME	867,774	699,727	41,465	511,983

EXPENSES
Investment advisory fees	367,230	2,047,415	214,269	205,205
Distribution (12b-1) fees - Institutional Class	56,988	284,576	33,401	32,063
Interest expense on securities sold short	26,647	—	4,946	3,821
Administrative services fees	24,045	94,954	16,153	17,341
Accounting services fees	15,107	27,917	14,883	15,008
Registration fees	13,904	22,305	18,337	14,876
Audit fees	7,433	7,433	7,413	7,433
Trustees’ fees and expenses	6,900	7,675	7,113	7,125
Legal fees	6,403	11,642	6,970	5,137
Transfer agent fees	5,482	10,411	6,345	7,696
Printing and postage expenses	4,749	20,848	2,975	4,104
Compliance officer fees	4,371	10,591	3,569	3,887
Custodian fees	3,575	10,000	2,949	3,465
Third party administrative services fees	1,985	3,115	1,727	1,728
Miscellaneous expense	1,468	2,087	1,485	1,485
Insurance expense	993	4,662	502	745
TOTAL EXPENSES	547,280	2,565,631	343,037	331,119
Less: Fees waived by the adviser	(4,375)	—	(36,210)	(38,873)
NET EXPENSES	542,905	2,565,631	306,827	292,246
NET INVESTMENT INCOME (LOSS)	324,869	(1,865,904)	(265,362)	219,737

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) from:
Investments	445,581	—	(154,047)	194,516
Futures contracts	243,348	(5,891,652)	67,879	—
Securities sold short	(301,807)	—	(132,866)	(10,087)
Net change in unrealized appreciation (depreciation) on:
Investments	(61,265)	10,650,587	374,037	380,269
Futures contracts	(84,718)	(292,808)	143,226	—
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS	241,139	4,466,127	298,229	564,698

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$566,008	$2,600,223	$32,867	$784,435

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Anchor Risk Managed		Anchor Risk Managed
	Credit Strategies Fund		Equity Strategies Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020
FROM OPERATIONS:	(Unaudited)		(Unaudited)
Net investment income (loss)	$324,869	$313,420	$(1,865,904)	$(2,006,236)
Net realized gain (loss) from investments and futures contracts	387,122	2,933,684	(5,891,652)	(8,062,127)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(145,983)	(53,585)	10,357,779	45,108,053
Net increase in net assets resulting from operations	566,008	3,193,519	2,600,223	35,039,690

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
Distributable earnings	(701,309)	(545,344)	—	(14,948,386)
Return of capital	—	(16,249)	—	—
Net decrease in net assets from distributions to shareholders	(701,309)	(561,593)	—	(14,948,386)

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Proceeds from shares sold	12,929,873	35,845,692	82,532,050	187,309,426
Reinvestment of dividends	680,185	555,158	—	14,642,216
Payments for shares redeemed	(10,899,684)	(18,591,088)	(98,584,780)	(132,136,675)
Advisor Class *:
Proceeds from shares sold	710,095	—	84,098,734	13,863,077
Reinvestment of dividends	4,423	—	—	—
Payments for shares redeemed	—	—	(4,545,797)	(20,049)
Net increase in net assets from shares of beneficial interest	3,424,892	17,809,762	63,500,207	83,657,995

TOTAL INCREASE IN NET ASSETS	3,289,591	20,441,688	66,100,430	103,749,299

NET ASSETS
Beginning of Period	43,527,663	23,085,975	228,110,553	124,361,254
End of Period	$46,817,254	$43,527,663	$294,210,983	$228,110,553

SHARE ACTIVITY
Institutional Class:
Shares sold	1,232,310	3,592,052	6,346,725	15,744,567
Shares reinvested	64,720	57,377	—	1,277,680
Shares redeemed	(1,035,265)	(1,874,273)	(7,262,237)	(11,204,445)
Net increase (decrease) in shares of beneficial interest outstanding	261,765	1,775,156	(915,512)	5,817,802

Advisor Class *:
Shares sold	67,451		6,120,300	1,167,819
Shares reinvested	421		—	—
Shares redeemed	—		(340,646)	(1,532)
Net increase in shares of beneficial interest outstanding	67,872		5,779,654	1,166,287

*	Advisor Class of the Anchor Risk Managed Credit Strategies Fund commenced operations on September 11, 2020.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Anchor Risk Managed		Anchor Risk Managed
	Global Strategies Fund		Municipal Strategies Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020
FROM OPERATIONS:	(Unaudited)		(Unaudited)
Net investment income (loss)	$(265,362)	$(32,651)	$219,737	$363,911
Net realized gain (loss) from investments and futures contracts	(219,034)	(308,770)	184,429	(146,125)
Distributions of capital gains from underlying investment companies	—	—	—	14,498
Net change in unrealized appreciation (depreciation) on investments and futures contracts	517,263	1,823,529	380,269	(1,197,332)
Net increase (decrease) in net assets resulting from operations	32,867	1,482,108	784,435	(965,048)

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
Distributable earnings	(348,367)	(942,628)	(183,755)	(349,059)
Advisor Class:
Distributable earnings	—	—	0 *	—
Net decrease in net assets from distributions to shareholders	(348,367)	(942,628)	(183,755)	(349,059)

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Proceeds from shares sold	13,811,944	15,249,353	6,240,185	31,991,911
Reinvestment of dividends	324,143	874,981	181,131	345,659
Payments for shares redeemed	(3,462,362)	(5,506,064)	(9,355,595)	(22,350,522)
Advisor Class:
Proceeds from shares sold	167,011	11	—	10
Payments for shares redeemed	(22,030)	—	—	—
Net increase (decrease) in net assets from shares of beneficial interest	10,818,706	10,618,281	(2,934,279)	9,987,058

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,503,206	11,157,761	(2,333,599)	8,672,951

NET ASSETS
Beginning of Period	21,118,360	9,960,599	27,098,086	18,425,135
End of Period	$31,621,566	$21,118,360	$24,764,487	$27,098,086

SHARE ACTIVITY
Institutional Class:
Shares sold	1,244,274	1,396,445	610,842	3,152,628
Shares reinvested	29,202	81,698	17,820	33,682
Shares redeemed	(310,373)	(502,143)	(912,285)	(2,220,283)
Net increase (decrease) in shares of beneficial interest outstanding	963,103	976,000	(283,623)	966,027

Advisor Class:
Shares sold	15,014	1	1	1
Shares reinvested	(1,951)	—	—	—
Net increase in shares of beneficial interest outstanding	13,063	1	1	1

*	Amount is less than $1.00.

See accompanying notes to financial statements.

Anchor Risk Managed Credit Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class **
	For the		For the	For the	For the	For the	Period
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Ended
	February 28, 2021		August 31, 2020	August 31, 2019	August 31, 2018	August 31, 2017	August 31, 2016*
	(Unaudited)
Net asset value, beginning of year/period	$10.48		$9.70	$9.73	$10.06	$10.26	$10.00
Activity from investment operations:
Net investment income (loss) (1)	0.07		0.10	0.00 (7)	(0.05)	0.23	0.07
Net realized and unrealized gain (loss) on investments	0.04		0.88	—	(0.11)	(0.01)	0.25
Total from investment operations	0.11		0.98	0.00	(0.16)	0.22	0.32
Less distributions:
From net investment income	(0.14)		(0.19)	(0.01)	(0.13)	(0.28)	(0.06)
From net realized gains	(0.01)		—	—	(0.04)	(0.14)	—
From return of capital	—		(0.01)	(0.02)	—	—	—
Total distributions	(0.15)		(0.20)	(0.03)	(0.17)	(0.42)	(0.06)
Paid-in capital from redemption fees (1)	—		—	—	0.00 (7)	0.00 (7)	—
Net asset value, end of year/period	$10.44		$10.48	$9.70	$9.73	$10.06	$10.26
Total return (2)	1.08	% (3)	10.32%	(0.04)%	(1.65)%	2.22%	3.17	% (3)
Net assets, end of year/period (000s)	$46,109		$43,528	$23,086	$40,086	$90,784	$143,767
Ratio of gross expenses to average net assets including interest and dividend expense (5)(8)(10)	2.39	% (4)	3.04%	4.02%	3.94%	2.63%	2.86	% (4)
Ratio of net expenses to average net assets including interest and dividend expense (5)(9)	2.37	% (4)	2.91%	3.85%	3.94%	2.63%	2.86	% (4)
Ratio of net investment income (loss) to average net assets (5)(6)	1.42	% (4)	1.03%	(0.01)%	(0.49)%	2.23%	0.71	% (4)
Portfolio turnover rate	432	% (3)	1,114%	1,816%	1,409%	1,009%	1,832	% (3)

*	For the period September 29, 2015 (commencement of operations) through August 31, 2016.

**	Formerly the Investor Class through July 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

(8)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense	2.27%	2.38%	2.42%	2.22%	2.15%	2.21%

(9)	Ratio of net expenses to average net assets excluding interest expense and dividend expense	2.25%	2.25%	2.25%	2.22%	2.15%	2.21%

(10)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

See accompanying notes to financial statements.

Anchor Risk Managed Credit Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Advisor Class
	For the
	Period Ended
	February 28, 2021 *
	(Unaudited)
Net asset value, beginning of period	$10.37
Activity from investment operations:
Net investment income(1)	0.05
Net realized and unrealized gain on investments	0.19
Total from investment operations	0.24
Less distributions:
From net investment income	(0.16)
From net realized gains	(0.01)
Total distributions	(0.17)
Net asset value, end of period	$10.44
Total return (2)	2.29	% (3)
Net assets, end of period (000s)	$708
Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)(9)	2.06	% (4)
Ratio of net expenses to average net assets including interest and dividend expense(5)(8)	2.06	% (4)
Ratio of net investment income (loss) to average net assets (5)(6)	1.01	% (4)
Portfolio turnover rate	432	% (3)

*	For the period September 11, 2020 (commencement of operations) through February 28, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense	2.00%

(8)	Ratio of net expenses to average net assets excluding interest expense and dividend expense	2.00%

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	For the		For the	Year	Year	Period
	Six Months Ended		Year Ended	Ended	Ended	Ended
	February 28, 2021		August 31, 2020	August 31, 2019	August 31, 2018	August 31, 2017*
	(Unaudited)
Net asset value, beginning of year/period	$13.19		$12.06	$12.13	$11.05	$10.00
Activity from investment operations:
Net investment loss (1)	(0.10)		(0.15)	(0.09)	(0.14)	(0.13)
Net realized and unrealized gain on investments	0.18		2.63	0.84	1.89	1.26
Total from investment operations	0.08		2.48	0.75	1.75	1.13
Less distributions:
From net realized gains	—		(1.35)	(0.82)	(0.67)	(0.09)
Total distributions	—		(1.35)	(0.82)	(0.67)	(0.09)
Paid-in capital from redemption fees (1)	—		—	—	0.00 (7)	0.01
Net asset value, end of year/period	$13.27		$13.19	$12.06	$12.13	$11.05
Total return (2)	0.61	% (3)	22.29%	7.08%	16.33%	11.48	% (3)
Net assets, end of year/period (000s)	$201,892		$212,726	$124,361	$160,260	$60,366
Ratio of gross expenses to average net assets including interest and dividend expense (5)(8)	2.03	% (4)	2.20%	2.19%	2.19%	2.40	% (4)
Ratio of net expenses to average net assets including interest and dividend expense(5)(9)	2.03	% (4)	2.20%	2.19%	2.19%	2.40	% (4)
Ratio of net investment loss to average net assets (5)(6)	(1.47	)% (4)	(1.27)%	(0.80)%	(1.25)%	(1.24	)% (4)
Portfolio turnover rate	0	% (3)	204%	1,068%	1,091%	1,576	% (3)

*	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

(8)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense	2.03%	2.11%	2.10%	2.10%	2.20%

(9)	Ratio of net expenses to average net assets excluding interest expense and dividend expense	2.03%	2.11%	2.10%	2.10%	2.20%

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Advisor Class
	For the		Period
	Six Months Ended		Ended
	February 28, 2021		August 31, 2020*
	(Unaudited)
Net asset value, beginning of period	$13.19		$11.07
Activity from investment operations:
Net investment loss (1)	(0.09)		(0.06)
Net realized and unrealized gain on investments	0.19		2.18
Total from investment operations	0.10		2.12
Net asset value, end of period	$13.29		$13.19
Total return (2)	0.76	% (3)	19.15	% (3)
Net assets, end of period (000s)	$92,319		$15,385
Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)	1.78	% (4)	1.90	% (4)
Ratio of net expenses to average net assets including interest and dividend expense (5)(8)	1.78	% (4)	1.90	% (4)
Ratio of net investment loss to average net assets (5)(6)	(1.35	)% (4)	(1.34	)% (4)
Portfolio turnover rate	0	% (9)	204	% (3)

*	For the period April 30, 2020 (commencement of operations) through August 31, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense	1.78%	1.90%

(8)	Ratio of net expenses to average net assets excluding interest expense and dividend expense	1.78%	1.90%

(9)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2020

See accompanying notes to financial statements.

Anchor Risk Managed Global Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	February 28, 2021		August 31, 2020	August 31, 2019*
	(Unaudited)
Net asset value, beginning of year/period	$11.26		$11.07	$10.00
Activity from investment operations:
Net investment loss (1)	(0.11)		(0.02)	(0.16)
Net realized and unrealized gain on investments	0.08		0.98	1.23
Total from investment operations	(0.03)		0.96	1.07
Less distributions:
From net investment income	(0.02)		—	—
From net realized gains	(0.12)		(0.77)	—
Total distributions	(0.14)		(0.77)	—
Net asset value, end of year/period	$11.09		$11.26	$11.07
Total return (2)	(0.29	)% (3)	8.99%	10.70	% (3)
Net assets, end of year/period (000s)	$31,477		$21,118	$9,961
Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)(9)	2.56	% (4)	2.92%	4.96	% (4)
Ratio of net expenses to average net assets including interest and dividend expenses (5)(8)	2.29	% (4)	2.25%	3.60	% (4)
Ratio of net investment loss to average net assets (5)(6)	(1.98	)% (4)	(0.22)%	(2.45	)% (4)
Portfolio turnover rate	39	% (3)	869%	746	% (3)

*	For the period January 15, 2019 (commencement of operations) through August 31, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense	2.52%	2.92%	3.61%

(8)	Ratio of net expenses to average net assets excluding interest expense and dividend expense	2.25%	2.25%	2.25%

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

See accompanying notes to financial statements.

Anchor Risk Managed Global Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Advisor Class
	For the		Period
	Six Months Ended		Ended
	February 28, 2021		August 31, 2020*
	(Unaudited)
Net asset value, beginning of period	$11.26		$11.05
Activity from investment operations:
Net investment loss (1)	(0.10)		(0.00	) (9)
Net realized and unrealized gain on investments	0.08		0.21
Total from investment operations	(0.02)		0.21
Less distributions:
From net investment income	(0.02)		—
From net realized gains	(0.12)		—
Total distributions	(0.14)		—
Net asset value, end of period	$11.10		$11.26
Total return (2)	(0.20	)% (3)	1.90	% (3)
Net assets, end of period	$145		$11	(7)
Ratio of gross expenses to average net assets (5)(8)(11)	2.07	% (4)	2.67	% (4)
Ratio of net expenses to average net assets (5)(12)	2.07	% (4)	2.00	% (4)
Ratio of net investment loss to average net assets (5)(6)	(1.79	)% (4)	(0.00	)% (4)
Portfolio turnover rate	39	% (3)	869	% (10)

*	For the period July 15, 2020 (commencement of operations) through August 31, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is actual; not presented in thousands.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(9)	Amount is less than $0.005.

(10)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2020

(11)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense	2.00%

(12)	Ratio of net expenses to average net assets excluding interest expense and dividend expense	2.00%

See accompanying notes to financial statements.

Anchor Risk Managed Municipal Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	For the		For the	Year	Year	Period
	Six Months Ended		Year Ended	Ended	Ended	Ended
	February 28, 2021		August 31, 2020	August 31, 2019	August 31, 2018	August 31, 2017*
	(Unaudited)
Net asset value, beginning of year/period	$10.06		$10.67	$9.68	$9.85	$10.00
Activity from investment operations:
Net investment income (1)	0.09		0.15	0.15	0.16	0.00	(7)
Net realized and unrealized gain (loss) on investments	0.20		(0.61)	1.00	(0.14)	(0.16)
Total from investment operations	0.29		(0.46)	1.15	0.02	(0.16)
Less distributions:
From net investment income	(0.07)		(0.15)	(0.16)	(0.19)	0.00	(7)
Total distributions	(0.07)		(0.15)	(0.16)	(0.19)	0.00
Paid-in capital from redemption fees (1)	—		—	—	0.00 (7)	0.01
Net asset value, end of year/period	$10.28		$10.06	$10.67	$9.68	$9.85
Total return (2)	2.90	% (3)	(4.35)%	12.02%	0.25%	(1.47	)% (3)
Net assets, end of year/period (000s)	$24,764		$27,098	$18,425	$21,689	$71,063
Ratio of gross expenses to average net assets including interest and dividend expense (5)(8)(10)	2.58	% (4)	2.48%	2.67%	2.26%	2.10	% (4)
Ratio of net expenses to average net assets including interest and dividend expenses (5)(9)	2.28	% (4)	2.25%	2.35%	2.25%	2.10	% (4)
Ratio of net investment income to average net assets (5)(6)	1.71	% (4)	1.47%	1.51%	1.64%	0.02	% (4)
Portfolio turnover rate	13	% (3)	153%	183%	298%	366	% (3)

*	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

(8)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense	2.55%	2.48%	2.57%	2.26%	2.10%

(9)	Ratio of net expenses to average net assets excluding interest expense and dividend expense	2.25%	2.25%	2.25%	2.25%	2.10%

(10)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

See accompanying notes to financial statements.

Anchor Risk Managed Municipal Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Advisor Class
	For the		Period
	Six Months Ended		Ended
	February 28, 2021		August 31, 2020*
	(Unaudited)
Net asset value, beginning of period	$10.06		$10.06
Activity from investment operations:
Net investment income (1)	0.00	(9)	0.00	(9)
Net realized and unrealized gain on investments	0.24		—
Total from investment operations	0.24		—
Less distributions:
From net investment income	(0.02)		—
Total distributions	(0.02)		—
Net asset value, end of period	$10.28		$10.06
Total return (2)	2.38	% (3)	0.00	% (3)
Net assets end of period	$10	(7)	$10	(7)
Ratio of gross expenses to average net assets including interest and dividend expense (5)(8)	2.23	% (4)	2.23	% (4)
Ratio of net expenses to average net assets including interest and dividend expense (5)	2.00	% (4)	2.00	% (4)
Ratio of net investment income to average net assets (5)(6)	0.00	% (4)	0.00	% (4)
Portfolio turnover rate	13	% (3)	153	% (10)

*	For the period July 15, 2020 (commencement of operations) through August 31, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is actual; not presented in thousands.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(9)	Amount is less than $0.005.

(10)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2020

See accompanying notes to financial statements.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2021

1.	ORGANIZATION

The Anchor Risk Managed Credit Strategies Fund (“Credit Fund”), Anchor Risk Managed Equity Strategies Fund (“Equity Fund”), Anchor Risk Managed Global Strategies Fund (“Global Fund”) and Anchor Risk Managed Municipal Strategies Fund (“Muni Fund”) (each a “Fund” or collectively the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Credit Fund, Equity Fund and Muni Fund each have the investment objective to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions. The Global Fund seeks to achieve above average total returns over a full market cycle with lower correlation and reduced risk when compared to traditional world indices. The Credit Fund commenced operations on September 29, 2015. The Equity Fund and Muni Fund commenced operations on September 6, 2016. The Global Fund commenced operations on January 15, 2019.

Each Fund offers two share classes designated as Institutional Class and Advisor Class. The Investor Class of the Credit Fund converted to the Institutional Class of the Credit Fund on August 1, 2017. The Investor Class of the Equity Fund, Global Fund and Muni Fund were renamed Advisor Class on April 29, 2020. The Advisor Class of the Equity Fund commenced operations on April 30, 2020. The Advisor Class of the Global Fund and Muni Fund commenced operations on July 15, 2020. The Advisor Class of the Credit Fund commenced operations on September 11, 2020. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their ongoing service and distribution charges. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the respective Fund. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2021

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2021

the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2021 for the Funds’ assets and liabilities measured at fair value:

Credit Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$38,594,200	$—	$—	$38,594,200
Total	$38,594,200	$—	$—	$38,594,200
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts**	$(84,718)	$—	$—	$(84,718)
Total	$(84,718)	$—	$—	$(84,718)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2021

Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds *	$161,108,199	$—	$—	$161,108,199
Futures Contracts **	1,362,315	—	—	$1,362,315
Total	$162,470,514	$—	$—	$162,470,514
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts **	$(1,961,335)	$—	$—	$(1,961,335)
Total	$(1,961,335)	$—	$—	$(1,961,335)

Global Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund *	$9,424,200	$—	$—	$9,424,200
Futures Contracts**	195,675	—	—	195,675
Total	$9,619,875	$—	$—	$9,619,875
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts**	$(118,337)	$—	$—	$(118,337)
Total	$(118,337)	$—	$—	$(118,337)

Municipal Fund

Assets *	Level 1	Level 2	Level 3	Total
Closed-End Funds	$17,665,082	$—	$—	$17,665,082
Mutual Fund	3,976,031	—	—	3,976,031
Total	$21,641,113	$—	$—	$21,641,113

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

**	Represents cumulative appreciation (depreciation) on futures contracts at February 28, 2021.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but have borrowed in anticipation that the market price of that security will decline. The Funds are obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Funds replace the borrowed security, the Funds will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Funds will realize a gain, limited to the price at which the Funds sold the security short. As of February 28, 2021, the Funds had no open short positions.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit, in a segregated account, a specified amount of cash which is classified as “cash deposit” with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2021

contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed after each Fund’s Portfolio of Investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The notional value of the derivative instruments outstanding as of February 28, 2021 as disclosed in each Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity.

For the six months ended February 28, 2021, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

Statements of
	Statements of		Operations
	Assets	Statements of	Net Change in
	Unrealized	Liabilities	Unrealized	Statements of
	Appreciation	Unrealized	Appreciation	Operations Realized
	for Futures	(Depreciation) for	(Depreciation) on	Gain (Loss) from Futures
Fund	Contracts *	Futures Contracts *	Futures Contracts #	Contracts #
Credit Fund	$—	$(84,718)	$(84,718)	$243,348
Equity Fund	1,362,315	(1,961,335)	(292,808)	(5,891,652)
Global Fund	195,675	(118,337)	143,226	67,879
Muni Fund	—	—	—	—

#	Such figures can be found on the Statements of Operations.

*	Cumulative unrealized gain (loss) on futures contracts.

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at February 28, 2021.

Assets:

Gross Amounts Not Offset in the Statement of
Equity Fund:					Assets & Liabilities
			Gross Amounts	Net Amounts
			Offset in the	Presented in the
		Gross Amounts of	Statement of	Statement of Assets &	Financial
Description	Counterparty	Recognized Assets	Assets & Liabilities	Liabilities	Instruments	Cash Collateral Received	Net Amount
Futures contracts	Interactive Brokers LLC	$1,362,315	$—	$1,362,315	$—	$—	$1,362,315
Total		$1,362,315	$—	$1,362,315	$—	$—	$1,362,315

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2021

Gross Amounts Not Offset in the Statement of
Global Fund					Assets & Liabilities
			Gross Amounts	Net Amounts
			Offset in the	Presented in the
		Gross Amounts of	Statement of	Statement of Assets &	Financial
Description	Counterparty	Recognized Assets	Assets & Liabilities	Liabilities	Instruments	Cash Collateral Received	Net Amount
Futures contracts	Interactive Brokers LLC	$195,675	$—	$195,675	$—	$—	$195,675
Total		$195,675	$—	$195,675	$—	$—	$195,675

Liabilities:

Gross Amounts Not Offset in the
Credit Fund:					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts
		Gross Amounts of	Offset in the	Presented in the
		Recognized	Statement of	Statement of	Financial	Cash Collateral
Description	Counterparty	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures contracts	Interactive Brokers LLC	$(84,718)	$—	$(84,718)	$—	$84,718	$—
Total		$(84,718)	$—	$(84,718)	$—	$84,718	$—

Gross Amounts Not Offset in the
Equity Fund:					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts
		Gross Amounts of	Offset in the	Presented in the
		Recognized	Statement of	Statement of	Financial	Cash Collateral
Description	Counterparty	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures contracts	Interactive Brokers LLC	$(1,961,335)	$—	$(1,961,335)	$—	$1,961,335	$—
Total		$(1,961,335)	$—	$(1,961,335)	$—	$1,961,335	$—

Gross Amounts Not Offset in the
Global Fund:					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts
		Gross Amounts of	Offset in the	Presented in the
		Recognized	Statement of	Statement of	Financial	Cash Collateral
Description	Counterparty	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures contracts	Interactive Brokers LLC	$(118,337)	$—	$(118,337)	$—	$118,337	$—
Total		$(118,337)	$—	$(118,337)	$—	$118,337	$—

(1)	The amount is limited to the derivative balance and accordingly, does not include excess collateral pledged.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expenses are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2021

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared quarterly by the Credit Fund, Equity Fund and Global Fund; and monthly by the Muni Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal Income Tax – It is the Funds’ policy to qualify as regulated investment companies by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended August 31, 2018 to August 31, 2020, or expected to be taken in the Funds’ August 31, 2021 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, state of Ohio, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Funds may concentrate cash with the Funds’ custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of February 28, 2021, the Credit Fund, Equity Fund, Global Fund and Muni Fund held $3,568,863, $112,918,303, $15,779,334, and $2,036,124 respectively, in cash at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit of $250,000.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2021

4.	INVESTMENT TRANSACTIONS

For the six months ended February 28, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $153,868,387 and $ 152,959,537 respectively, for the Credit Fund; $0 and $0 respectively, for the Equity Fund; $4,146,000 and $10,980,590 respectively, for the Global Fund and $2,988,620 and $5,430,408, respectively, for the Muni Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Anchor Capital Management Group, Inc. serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.60% of each Fund’s average daily net assets. For the six months ended February 28, 2021, the Funds incurred advisory fees of $367,230 for the Credit Fund; $2,047,415 for the Equity Fund; $214,269 for the Global Fund and $205,205 for the Muni Fund.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund until at least December 31, 2021 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.25% of the average daily net assets of each Fund’s Institutional Class Shares and 2.00% of the average daily net assets of each Fund’s Advisor Class shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. During the six months ended February 28, 2021, the Adviser waived fees of $4,375 for Credit Fund, $36,210 for the Global Fund and $38,873 for Muni Fund, which are subject to recapture by the Adviser. As of February 28, 2021, the Adviser has waived fees that can be recouped up to three years from the date incurred as summarized below:

	Expires August	Expires August	Expires August 31,
	31, 2021	31, 2022	2023
Credit Fund	$—	$52,828	$40,107
Global Fund	—	76,235	101,864
Muni Fund	6,605	69,495	57,485

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Institutional Class Shares may pay up to 0.25% of their average daily net assets to pay for certain distribution activities and shareholder services. No distribution fees are paid on the Advisor Class Shares. For the six months ended February 28, 2021, $56,988, $284,576,

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2021

$33,401, and $32,063 was incurred under the Plan for the Credit Fund, the Equity Fund, the Global Fund, and the Muni Fund, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended February 28, 2021 the Distributor did not receive any underwriting commissions for sales of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and the respective gross unrealized appreciation and depreciation at February 28, 2021 were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Credit Fund	$38,702,570	$73,225	$(181,595)	$(108,370)
Equity Fund	109,647,217	56,591,737	(5,130,755)	51,460,982
Global Fund	7,705,237	2,401,971	(683,008)	1,718,963
Muni Fund	20,685,262	955,851	—	955,851

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended August 31, 2020 and August 31, 2019 was as follows:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2021

For the year ended August 31, 2020.

	Ordinary	Long-Term	Exempt	Return of
	Income	Capital Gains	Income	Capital	Total
Credit Fund	$545,344	$—	$—	$16,249	$561,593
Equity Fund	13,921,177	1,027,209	—	—	14,948,386
Global Fund	942,628	—	—	—	942,628
Muni Fund	—	—	349,059	—	349,059

For the year ended August 31, 2019:

	Ordinary	Long-Term	Exempt	Return of
	Income	Capital Gains	Income	Capital	Total
Credit Fund	$29,495	$—	$—	$69,686	$99,181
Equity Fund	10,832,958	513,554	—	—	11,346,512
Global Fund	—	—	—	—	—
Muni Fund	22,535	—	298,009	—	320,544

As of August 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Credit Fund	$—	$—	$—	$—	$(40,449)	$(47,105)	$(87,554)
Equity Fund	—	—	(7,671,389)	—	—	40,810,395	33,139,006
Global Fund	347,207	—	(76,547)	—	(152,690)	1,344,926	1,462,896
Muni Fund	34,404	—	(131,627)	(3,396,898)	—	575,582	(2,918,539)

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gain (loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open futures contracts. In addition, the amount listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles and the unamortized portion of organization expenses for tax purposes.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Credit Fund	$—
Equity Fund	1,755,317
Global Fund	76,547
Muni Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Credit Fund	$—
Equity Fund	5,916,072
Global Fund	—
Muni Fund	131,627

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2021

At August 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carryforwards utilized as follows:

				Capital Loss
				Carry Forward
	Short-Term	Long-Term	Total	Utilized
Credit Fund	$—	$—	$—	$1,566,382
Equity Fund	—	—	—	—
Global Fund	—	—	—	—
Muni Fund	3,396,898	—	3,396,898	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, and the reclassification of Fund distributions resulted in reclassifications for the Funds for the year ended August 31, 2020 as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Credit Fund	$(60,655)	$60,655
Equity Fund	—	—
Global Fund	—	—
Muni Fund	—	—

8.	LINE OF CREDIT

The Funds may borrow to meet repurchase requests. The Funds are required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. The Funds have entered into a line of credit (“LOC”) agreement with MUFG Union Bank, N.A., which permits the Funds to borrow at a rate, per annum, equal to 3.25%. During the six months ended February 28, 2021, the Funds did not utilize the line of credit. The amount of the commitment is $10,000,000. The LOC expires on October 17, 2021.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds listed below currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem their investment from these investment companies at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage of Net
Fund	Investment	Assets
Credit Fund	iShares iBoxx High Yield Corporate Bond ETF	39.7%
	SPDR Bloomberg Barclays High Yield Bond ETF	42.7%
Equity Fund	Invesco QQQ Trust Series 1	41.8%
Global Fund	Invesco QQQ Trust Series 1	29.8%

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2021

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk. Investors in a Fund will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to a Fund’s direct fees and expenses.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2021, TD Ameritrade Inc., an account holding shares for the benefit of others in nominee name, held approximately 84%, 53%, 81% and 69% of the voting securities for the Credit Fund, the Equity Fund, the Global Fund and the Muni Fund, respectively, and Charles Schwab and Co., Inc. held 29% of the Muni Fund. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of any Fund.

11.	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anchor Funds
EXPENSE EXAMPLES (Unaudited)
February 28, 2021

As a shareholder of the Funds you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Annualized	Expenses Paid
	Value	Value	Expense	During Period
	9/1/20	2/28/21	Ratio	9/1/20 – 2/28/21
Actual
Anchor Risk Managed Credit Strategies Fund- Advisor Class **	$1,000.00	$1,022.90	2.06%	$9.74
Anchor Risk Managed Credit Strategies Fund- Institutional Class *	$1,000.00	$1,010.80	2.37%	$11.80
Anchor Risk Managed Equity Strategies Fund- Advisor Class *	$1,000.00	$1,007.60	1.78%	$8.85
Anchor Risk Managed Equity Strategies Fund- Institutional Class *	$1,000.00	$1,006.10	2.03%	$10.10
Anchor Risk Managed Global Strategies Fund- Advisor Class *	$1,000.00	$998.00	2.07%	$10.23
Anchor Risk Managed Global Strategies Fund- Institutional Class *	$1,000.00	$997.10	2.29%	$11.32
Anchor Risk Managed Municipal Strategies Fund- Advisor Class *	$1,000.00	$1,023.80	2.00%	$10.04
Anchor Risk Managed Municipal Strategies Fund- Institutional Class *	$1,000.00	$1,029.00	2.28%	$11.46

Anchor Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
February 28, 2021

	Beginning	Ending
	Account	Account	Annualized	Expenses Paid
	Value	Value	Expense	During Period
	9/1/20	2/28/21	Ratio	9/1/20 – 2/28/21
Hypothetical
(5% return before expenses)
Anchor Risk Managed Credit Strategies Fund- Advisor Class **	$1,000.00	$1,013.79	2.06%	$9.70
Anchor Risk Managed Credit Strategies Fund- Institutional Class *	$1,000.00	$1,013.06	2.37%	$11.82
Anchor Risk Managed Equity Strategies Fund- Advisor Class *	$1,000.00	$1,015.98	1.78%	$8.89
Anchor Risk Managed Equity Strategies Fund- Institutional Class *	$1,000.00	$1,014.73	2.03%	$10.14
Anchor Risk Managed Global Strategies Fund- Advisor Class *	$1,000.00	$1,014.55	2.07%	$10.32
Anchor Risk Managed Global Strategies Fund- Institutional Class *	$1,000.00	$1,013.45	2.29%	$11.42
Anchor Risk Managed Municipal Strategies Fund- Advisor Class *	$1,000.00	$1,014.88	2.00%	$9.99
Anchor Risk Managed Municipal Strategies Fund- Institutional Class *	$1,000.00	$1,013.49	2.28%	$11.38

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (171) divided by the number of days in the fiscal year (365).

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended August 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-844-594-1226 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-594-1226.

ADVISER
Anchor Capital Management Group, Inc.
15 Enterprise, Suite 450
Aliso Viejo, CA 92656

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

ANCHOR-SAR21

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/5/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/5/21

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 5/5/21